Schedule of position of treasury shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amount paid for the shares	R$ 936,930	R$ 58,264
Treasury share market price	R$ 1,144,292
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weight average share price	R$ 4.48
Top of range [member]
IfrsStatementLineItems [Line Items]
Weight average share price	25.45
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weight average share price	R$ 18.13